AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0%
	COMMUNICATION SERVICES — 6.8%
	CABLE & SATELLITE - 1.4%
20,000	Comcast Corporation, Class A	$ 1,118,600

	ENTERTAINMENT CONTENT - 2.1%
10,000	Walt Disney Company (The)(a)	1,691,700

	INTERNET MEDIA & SERVICES - 2.6%
800	Alphabet, Inc., Class C(a)	2,132,248

	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	594,110

	TOTAL COMMUNICATION SERVICES (Cost $1,771,647)	5,536,658

	CONSUMER DISCRETIONARY — 9.8%
	AUTOMOTIVE - 1.5%
22,500	General Motors Company(a)	1,185,975

	HOME & OFFICE PRODUCTS - 1.4%
5,500	Whirlpool Corporation	1,121,230

	HOME CONSTRUCTION - 1.4%
25,000	MDC Holdings, Inc.	1,168,000

	LEISURE FACILITIES & SERVICES - 1.1%
10,000	Royal Caribbean Cruises Ltd.(a)	889,500

	RETAIL - CONSUMER STAPLES - 1.4%
5,000	Target Corporation	1,143,850

	RETAIL - DISCRETIONARY - 3.0%
20,000	Foot Locker, Inc.	913,200
18,500	Kohl's Corporation	871,165

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	CONSUMER DISCRETIONARY — 9.8% (Continued)
	RETAIL - DISCRETIONARY - 3.0% (Continued)
25,000	Nordstrom, Inc.(a)	$ 661,250
		2,445,615

	TOTAL CONSUMER DISCRETIONARY (Cost $3,704,638)	7,954,170

	CONSUMER STAPLES — 4.7%
	FOOD - 1.1%
11,000	Tyson Foods, Inc., Class A	868,340

	RETAIL - CONSUMER STAPLES - 2.3%
20,000	Kroger Company (The)	808,600
7,500	Walmart, Inc.	1,045,350
		1,853,950
	WHOLESALE - CONSUMER STAPLES - 1.3%
18,000	Archer-Daniels-Midland Company	1,080,180

	TOTAL CONSUMER STAPLES (Cost $1,388,290)	3,802,470

	ENERGY — 3.2%
	OIL & GAS PRODUCERS - 3.2%
13,000	EOG Resources, Inc.	1,043,510
11,500	Exxon Mobil Corporation	676,430
19,000	TotalEnergies S.E. - ADR	910,670
		2,630,610

	TOTAL ENERGY (Cost $2,503,424)	2,630,610

	FINANCIALS — 16.9%
	BANKING – 9.9%
30,000	Bank of America Corporation	1,273,500
30,000	Fifth Third Bancorp	1,273,200
12,500	JPMorgan Chase & Company	2,046,125
60,000	Old National Bancorp	1,017,000

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	FINANCIALS — 16.9% (Continued)
	BANKING - 9.9% (Continued)
6,000	PNC Financial Services Group, Inc. (The)	$ 1,173,840
22,000	Truist Financial Corporation	1,290,300
		8,073,965
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
4,500	Goldman Sachs Group, Inc. (The)	1,701,135

	INSURANCE - 2.9%
18,000	MetLife, Inc.	1,111,140
11,500	Prudential Financial, Inc.	1,209,800
		2,320,940
	SPECIALTY FINANCE - 2.0%
10,000	Capital One Financial Corporation	1,619,700

	TOTAL FINANCIALS (Cost $5,535,984)	13,715,740

	HEALTH CARE — 11.4%
	BIOTECH & PHARMA - 6.0%
5,500	Amgen, Inc.	1,169,575
2,500	Biogen, Inc.(a)	707,475
7,500	Johnson & Johnson	1,211,250
11,000	Merck & Company, Inc.	826,210
800	Organon & Company	26,232
20,000	Pfizer, Inc.	860,200
1,861	Viatris, Inc.	25,217
		4,826,159
	HEALTH CARE FACILITIES & SERVICES - 2.2%
18,000	Cardinal Health, Inc.	890,280
11,000	CVS Health Corporation	933,460
1	Encompass Health Corporation	75
		1,823,815
	MEDICAL EQUIPMENT & DEVICES - 3.2%
8,500	Abbott Laboratories	1,004,105
7,000	Medtronic PLC	877,450

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	HEALTH CARE — 11.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
5,000	Zimmer Biomet Holdings, Inc.	$ 731,800
		2,613,355

	TOTAL HEALTH CARE (Cost $6,399,406)	9,263,329

	INDUSTRIALS — 12.0%
	AEROSPACE & DEFENSE - 1.2%
2,750	Lockheed Martin Corporation	949,025

	COMMERCIAL SUPPORT SERVICES - 1.6%
12,000	ManpowerGroup, Inc.	1,299,360

	DIVERSIFIED INDUSTRIALS - 1.2%
6,500	Eaton Corp PLC	970,515

	ELECTRICAL EQUIPMENT - 1.0%
4,700	Acuity Brands, Inc.	814,839

	MACHINERY - 3.1%
6,500	Caterpillar, Inc.	1,247,805
3,734	Deere & Company	1,251,151
		2,498,956
	TRANSPORTATION & LOGISTICS - 2.7%
4,500	FedEx Corporation	986,805
5,000	Norfolk Southern Corporation	1,196,250
		2,183,055
	TRANSPORTATION EQUIPMENT - 1.2%
4,500	Cummins, Inc.	1,010,520

	TOTAL INDUSTRIALS (Cost $4,602,961)	9,726,270

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	INFORMATION TECHNOLOGY — 22.9%
	SEMICONDUCTORS - 6.1%
25,000	Cohu, Inc.(a)	$ 798,500
18,000	Intel Corporation	959,040
2,500	Lam Research Corporation	1,422,875
7,000	Micron Technology, Inc.	496,860
10,000	QUALCOMM, Inc.	1,289,800
		4,967,075
	SOFTWARE - 5.4%
7,000	Microsoft Corporation	1,973,440
36,000	NortonLifeLock, Inc.	910,800
16,500	Oracle Corporation	1,437,645
		4,321,885
	TECHNOLOGY HARDWARE - 10.2%
14,000	Apple, Inc.	1,981,000
15,500	Benchmark Electronics, Inc.	414,005
18,000	Cisco Systems, Inc.	979,740
32,500	Corning, Inc.	1,185,925
10,000	Jabil, Inc.	583,700
30,000	Juniper Networks, Inc.	825,600
11,000	NetApp, Inc.	987,360
16,000	Seagate Technology Holdings PLC	1,320,320
		8,277,650
	TECHNOLOGY SERVICES - 1.2%
7,100	International Business Machines Corporation	986,403

	TOTAL INFORMATION TECHNOLOGY (Cost $6,755,816)	18,553,013

	MATERIALS — 5.0%
	CHEMICALS - 2.7%
4,800	Albemarle Corporation	1,051,056
7,500	Celanese Corporation	1,129,800
		2,180,856

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	MATERIALS — 5.0% (Continued)
	CONTAINERS & PACKAGING - 1.4%
20,500	International Paper Company	$ 1,146,360

	METALS & MINING - 0.9%
13,000	Newmont Corporation	705,900

	TOTAL MATERIALS (Cost $1,799,430)	4,033,116

	REAL ESTATE — 3.4%
	DATA CENTER REIT - 1.2%
7,000	Digital Realty Trust, Inc.	1,011,150

	HEALTH CARE REIT - 0.9%
40,000	Physicians Realty Trust	704,800

	RETAIL REIT - 1.3%
50,000	Kimco Realty Corporation	1,037,500

	TOTAL REAL ESTATE (Cost $2,096,874)	2,753,450

	UTILITIES — 0.9%
	ELECTRIC UTILITIES - 0.9%
10,000	Pinnacle West Capital Corporation	723,600

	TOTAL UTILITIES (Cost $804,991)	723,600

	TOTAL COMMON STOCKS (Cost $37,363,461)	78,692,426

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 3.0%
MONEY MARKET FUND - 3.0%
2,407,088	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $2,407,088)(b)	$ 2,407,088

	TOTAL INVESTMENTS - 100.0% (Cost $39,770,549)	$ 81,099,514
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%^	(81)
	NET ASSETS - 100.0%	$ 81,099,433

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT (a) ^	- Real Estate Investment Trust Non-income producing security. Represents less than 0.05%.

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(a